CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	€ 1,030,080	€ 1,129,186	€ 954,598
Cost of sales	(686,360)	(763,793)	(624,093)
Gross profit	343,720	365,393	330,505
Personnel expenses	(163,582)	(144,433)	(135,105)
Selling, office and administrative expenses	(68,677)	(52,043)	(54,710)
Depreciation and amortization	(36,295)	(32,846)	(22,129)
Impairment of goodwill	(254,326)
Other operating income/(expenses), net	2,432	(26,801)	2,882
Finance costs	(80,002)	(53,711)	(53,300)
Finance income	2,315	11,842	27,871
Share of profit of associates and joint ventures	1,763	5,566	509
(loss)/profit before tax	(252,652)	72,967	96,523
Income tax	(21,184)	(18,955)	(17,731)
(Loss)/profit for the year	(273,836)	54,012	78,792
Attributable to:
Equity holders of the parent	(275,645)	51,646	77,203
Non-controlling interests	1,809	2,366	1,589
(Loss)/profit for the year	€ (273,836)	€ 54,012	€ 78,792
Earnings/(loss) per share
Basic, profit/(loss) for the year attributable to ordinary equity holders of the parent	€ 0.31	€ 0.31	€ 0.46
Diluted, profit/(loss) for the year attributable to ordinary equity holders of the parent	€ 0.30	€ 0.30	€ 0.44